Shareholder Fees	Jul. 27, 2026 USD ($)
T. Rowe Price High Yield Fund, Inc.- Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price High Yield Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price High Yield Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price High Yield Fund-Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price U.S. High Yield Fund- Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price U.S. High Yield Fund-I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price U.S. High Yield Fund-Advisor Class
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.